UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        February 9, 2010
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $305,449 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
A D C Telecommunications     NOTE	000886AE1  1,534    2,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Advanced Micro Devices Inc   NOTE	007903AL1  5,427    6,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Alliancebernstein Holding    Unit Ltd 	01881G106  6,142    218,700    SH	SOLE  01 02 03 04 05 06 07  SOLE
American Capital Agency Corp COM	02503X105  13,487   508,467    SH	SOLE  01 02 03 04 05 06 07  SOLE
Arcelormittal SA Luxembourg  NOTE	03938LAK0  166 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  6,025    236,131    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bunge Limited		     COM	G16962105  1,003    11,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Burlington Northern Santa Fe COM	12189T104  7,871    79,858     SH	SOLE  01 02 03 04 05 06 07  SOLE
Cadence Design System Inc    NOTE	127387AF5  2,906    3,600,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
CBS Corp New		     CL B	124857202  37,859   2,695,900  SH	SOLE  01 02 03 04 05 06 07  SOLE
CenturyTel Inc		     COM	156700106  3,608    99,699     SH	SOLE  01 02 03 04 05 06 07  SOLE
Chipotle Mexican Grill Inc   CL B	169656204  681 	    7,504      SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  3,688    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dollar Finl Corp	     NOTE	256664AB9  47 	    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Energy Partners Ltd	     COM NEW	29270U303  13,153   1,541,007  SH	SOLE  01 02 03 04 05 06 07  SOLE
Ford Mtr Co Del		     NOTE	345370CN8  2,423    1,900,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Great Plains Energy Inc	     UNIT	391164803  165 	    2,500      SH	SOLE  01 02 03 04 05 06 07  SOLE
International Coal Grp Inc   NOTE	45928HAD8  7,915    7,200,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Ishares TR		     Corp	464288513  5,254    59,845     SH	SOLE  01 02 03 04 05 06 07  SOLE
Itau Unibanco Hldg SA	     SPON ADR	465562106  1,141    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Lexmark Intl New	     CL A	529771107  2,597    100,031    SH	SOLE  01 02 03 04 05 06 07  SOLE
Manitowoc Co		     COM	563571108  996 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U100  6,870    148,700    SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U589  2,573    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Micron Technology Inc	     NOTE	595112AJ2  212 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Mylan Inc		     PFD CONV	628530206  3,546    3,078      SH	SOLE  01 02 03 04 05 06 07  SOLE
Pan American Silver Corp     COM	697900108  3,563    149,147    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  14,856   17,400,000 SH	SOLE  01 02 03 04 05 06 07  SOLE
SLM Corp		     COM	78442P106  23,949   2,126,165  SH	SOLE  01 02 03 04 05 06 07  SOLE
Take-Two Interactive Softwar NOTE	874054AA7  295 	    250,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Targa Resources Partners LP  COM UNIT	87611X105  10,640   437,918    SH	SOLE  01 02 03 04 05 06 07  SOLE
Teradyne Inc		     NOTE	880770AE2  424 	    200,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
USEC Inc 3.00%		     NOTE	90333EAC2  3,273    5,000,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Varian Inc		     COM	922206107  5,135    99,698     SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     PFD CNV A	949746804  13,806   15,048     SH	SOLE  01 02 03 04 05 06 07  SOLE
Weyerheuser Co		     COM	962166104  875 	    20,300     SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     PFD CONV	966387201  449 	    2,500      SH	SOLE  01 02 03 04 05 06 07  SOLE
Windstream Corp		     COM	97381W104  3,285    299,094    SH	SOLE  01 02 03 04 05 06 07  SOLE
Advanced Micro Devices Inc   NOTE	007903AL1  725 	    800,000    SH	SOLE  02 03 04 05 06 07     SOLE
Affiliated Computer Services CL A	008190100  418 	    7,000      SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  2,709    106,450    SH	SOLE  02 03 04 05 06 07     SOLE
Banco Santander SA	     ADR	05964H105  459 	    27,892     SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	     COM	063671101  101 	    1,900      SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  875 	    58,120     SH	SOLE  02 03 04 05 06 07     SOLE
BCE Inc			     COM NEW	05534B760  163 	    5,900      SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp		     COM	09067J109  1,105    78,900     SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  927 	    36,700     SH	SOLE  02 03 04 05 06 07     SOLE
CBS Corp New		     CL B	124857202  422 	    30,000     SH	SOLE  02 03 04 05 06 07     SOLE
CDN Imperial Bk of Commerce  COM	136069101  195 	    3,000      SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SUB VTG SH	15101Q108  1,192    125,450    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967101  1,090    329,145    SH	SOLE  02 03 04 05 06 07     SOLE
Dillards Inc		     CL A	254067101  249 	    13,500     SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM	254687106  7,288    226,000    SH	SOLE  02 03 04 05 06 07     SOLE
Energy Partners Ltd	     COM NEW	29270U303  366 	    42,800     SH	SOLE  02 03 04 05 06 07     SOLE
Ford Mtr Co Del		     NOTE	345370CN8  128 	    100,000    SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  649 	    42,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  2,801    246,800    SH	SOLE  02 03 04 05 06 07     SOLE
HSBC Hldgs PLC		     SPON ADR 	404280406  728 	    12,750     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  6,290    176,000    SH	SOLE  02 03 04 05 06 07     SOLE
Johnson & Johnson	     COM	478160104  2,151    33,400     SH	SOLE  02 03 04 05 06 07     SOLE
JP Morgan Chase & Co	     COM	46625H100  817 	    19,600     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     PFD	493267405  240 	    3,000      SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  608 	    109,700    SH	SOLE  02 03 04 05 06 07     SOLE
Level 3 Communications Inc   NOTE	52729NBF6  24 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE
Lifetime Brands Inc	     NOTE	53222QAB9  2,232    2,500,000  SH	SOLE  02 03 04 05 06 07     SOLE
Manitowoc Inc		     COM	563571108  349 	    35,000     SH	SOLE  02 03 04 05 06 07     SOLE
Markel Corp		     COM	570535104  312 	    918        SH	SOLE  02 03 04 05 06 07     SOLE
Marshall & Ilsley Corp New   COM	571837103  624 	    114,500    SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  7,498    375,300    SH	SOLE  02 03 04 05 06 07     SOLE
Merck & Co Inc New	     COM	58933Y105  1,327    36,300     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  8,503    490,900    SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  8,899    119,200    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,921    325,500    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  9,224    240,900    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  1,752    46,400     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  1,653    331,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  871 	    164,600    SH	SOLE  02 03 04 05 06 07     SOLE
Rockwell Automation Inc	     COM	773903109  1,081    23,000     SH	SOLE  02 03 04 05 06 07     SOLE
SLM Corp		     COM	78442P106  451 	    40,000     SH	SOLE  02 03 04 05 06 07     SOLE
Sun Life Finl Inc	     COM	866796105  66 	    2,300      SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  838 	    41,300     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  456 	    16,900     SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  484 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerheuser Co		     COM	962166104  19 	    450        SH	SOLE  02 03 04 05 06 07     SOLE
XL Cap Ltd		     CL A	G98255105  1,981    108,100    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  349 	    27,200     SH	SOLE  02 03 04 05 06 07     SOLE

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